SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Interim consolidated financial statements

a.Interim consolidated financial statements

The accompanying interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting. In the management`s opinion, the interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s interim consolidated financial position as of June 30, 2021, as well as its results of operations and cash flows for the six months ended June 30, 2020 and 2021. The results of operations for the six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021.

Use of estimates

b.Use of estimates

The preparation of the interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from those estimates.

c.The ongoing COVID-19 pandemic continues to affect the global markets and the markets in which we operate, including continued disruption to our and our customers’, providers’, business partners and contractors’ business and operations such as the restrictions on operations, increase in shipment costs and timelines, component shortages, all of which could have an adverse effect on our and our customers’ financial performance, cash flow, revenue and financial results, available cash and financing, and our ability to bill and collect amounts due from our customers as a result therefrom. The volatility and duration of the pandemic, the development and outbreak of new virus variants and the pace and effectiveness of the vaccination, remains uncertain. As a result, the Company’s accounting estimates and assumptions may change over time in response to this ongoing situation.

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CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Significant accounting policies

d.Significant accounting policies

The accompanying interim consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (the "SEC") on March 8, 2021.

There have been no changes to the significant accounting policies described in the Annual Report on Form 20-F for the fiscal year ended December 31, 2020 that have had a material impact on the interim consolidated financial statements and related notes.